ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
SALE OF MINORITY INTEREST AND OTHER DISPOSITIONS AND ASSETS HELD FOR SALE [Abstract]
Schedule of Assets Held for Sale

As at	December 31, 2018	December 31, 2017
Assets held for sale
Cash	$4.9	$—
Accounts receivable	85.2	0.3
Inventory	0.5	—
Property, plant and equipment	1,189.6	5.3
Intangible assets	248.7	0.1
Goodwill	—	0.3
	$1,528.9	$6.0

Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	$23.8	$—
Asset retirement obligations	10.8	0.3
Other long-term liabilities	136.8	—
	$171.4	$0.3